Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, plant and equipment
Total property, plant and equipment, gross	¥ 19,435,741	¥ 13,371,659
Less: Accumulated depreciation	(3,663,187)	(2,156,225)
Less: Accumulated impairment loss	(27,536)	(27,536)
Total property, plant and equipment, net	15,745,018	11,187,898		$ 2,217,639
Depreciation expenses	1,758,370	1,194,781	¥ 579,097
Production machineries, facilities and equipment
Property, plant and equipment
Total property, plant and equipment, gross	5,289,171	3,853,287
Construction in process
Property, plant and equipment
Total property, plant and equipment, gross	4,583,131	2,748,697
Mold and tooling
Property, plant and equipment
Total property, plant and equipment, gross	3,382,614	2,721,990
Buildings
Property, plant and equipment
Total property, plant and equipment, gross	2,414,577	2,046,472
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment, gross	1,997,932	1,070,995
Motor vehicles
Property, plant and equipment
Total property, plant and equipment, gross	1,457,271	615,231
Buildings improvements
Property, plant and equipment
Total property, plant and equipment, gross	¥ 311,045	¥ 314,987